Fees Summary	Nov. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,035,623.38
Previously Paid Amount	0
Total Fee Amount	833.51
Total Offset Amount	0
Net Fee	$ 833.51